T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 17,649
Republic of Albania, 5.90%, 6/9/28 (EUR)  5,200,000 5,890
Total Albania (Cost $22,393) 23,539
AUSTRALIA 2.7%
Corporate Bonds 0.9%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,744
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,473
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,764
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 8,633
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,468
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,740
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 9,128
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,739
Transurban Finance, 3.00%, 4/8/30 (EUR) (2) 11,250,000 11,959
59,648
Government Bonds 1.8%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  100,407,000 63,792
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  37,851,000 17,552
New South Wales Treasury, Series 26, 4.00%, 5/20/26  67,560,600 42,286
123,630
Total Australia (Cost $208,231) 183,278
AUSTRIA 0.4%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,669
2,669
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 16,898,000 9,807
Republic of Austria, 3.15%, 10/20/53 (1) 14,055,000 14,070
23,877
Total Austria (Cost $28,839) 26,546
BELGIUM 3.3%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,741

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,452
4,193
Government Bonds 3.2%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 187,108,000 181,865
Kingdom of Belgium, Series 98, 3.30%, 6/22/54 (1) 37,034,000 35,424
217,289
Total Belgium (Cost $219,964) 221,482
BRAZIL 2.4%
Corporate Bonds 0.3%
Klabin Austria, 5.75%, 4/3/29 (USD)  10,650,000 10,657
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 10,800,000 10,818
21,475
Government Bonds 2.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  345,549,000 49,790
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  658,230,000 87,659
137,449
Total Brazil (Cost $170,707) 158,924
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 6,390,000 7,384
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  14,433,000 16,678
Total Bulgaria (Cost $22,360) 24,062
CANADA 11.0%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,603
5,603
Corporate Bonds 0.4%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,735
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,679
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  2,535,000 2,723
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 18,855
26,992

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 9.9%
Canadian Treasury Bill, 2.642%, 6/4/25  150,000,000 103,749
Canadian Treasury Bill, 2.642%, 6/18/25  150,000,000 103,644
Canadian Treasury Bill, 2.893%, 4/9/25  110,000,000 76,389
Canadian Treasury Bill, 3.015%, 4/24/25  205,875,000 142,816
Government of Canada, Series 0318, 4.00%, 3/1/29  151,216,000 110,655
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  155,841,562 132,019
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,743
671,015
Non-U.S. Government Mortgage-Backed Securities 0.6%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
ARM, 3.93%, 1/12/60 (1) 25,520,000 17,777
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
ARM, 4.40%, 1/12/60 (1) 31,390,000 21,965
39,742
Total Canada (Cost $756,101) 743,352
CHILE 1.5%
Corporate Bonds 0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 14,659,000 14,587
Interchile, 4.50%, 6/30/56 (USD)  7,113,000 5,707
20,294
Government Bonds 1.2%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 73,035,000,000 77,323
Republic of Chile, 4.125%, 7/5/34 (EUR)  4,620,000 5,041
82,364
Total Chile (Cost $102,813) 102,658
CHINA 3.7%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25
(EUR) (1) 10,000,000 10,792
10,792
Government Bonds 3.5%
People's Republic of China, Series INBK, 2.47%, 7/25/54  228,000,000 33,692
People's Republic of China, Series INBK, 2.69%, 8/15/32  648,000,000 94,781
People's Republic of China, Series INBK, 3.32%, 4/15/52  399,000,000 68,419
People's Republic of China, Series INBK, 3.53%, 10/18/51  162,000,000 28,636

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,461
238,989
Total China (Cost $232,508) 249,781
COLOMBIA 1.2%
Government Bonds 1.2%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 16,934
Republic of Colombia, Series B, 7.00%, 3/26/31  146,658,800,000 28,272
Republic of Colombia, Series B, 7.25%, 10/18/34  74,967,300,000 13,042
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 22,772
Total Colombia (Cost $82,327) 81,020
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Republic of Côte d'Ivoire, 6.875%, 4/1/28  (1) 24,736,500,000 40,209
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  22,575,000 22,948
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  7,915,000 7,207
Total Côte d'Ivoire (Cost $68,342) 70,364
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 18,784
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,259
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,819
Republic of Cyprus, 2.75%, 5/3/49  5,532,000 4,849
Total Cyprus (Cost $34,158) 28,711
CZECH REPUBLIC 2.2%
Government Bonds 2.2%
Republic of Czech, Series 125, 1.50%, 4/24/40  3,486,560,000 102,189
Republic of Czech, Series 151, 4.90%, 4/14/34  1,018,110,000 46,501
Total Czech Republic (Cost $149,053) 148,690
DENMARK 0.6%
Corporate Bonds 0.6%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,736
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 8,456
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,605
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,710
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,084

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,575
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 15,924
Total Denmark (Cost $41,468) 43,090
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  16,860,000 15,515
Arab Republic of Egypt Treasury Bills, Series 364D,
26.201%, 9/23/25  640,200,000 11,304
Arab Republic of Egypt Treasury Bills, Series 364D,
26.999%, 6/17/25  607,350,000 11,428
Total Egypt (Cost $38,680) 38,247
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34 (2) 32,500,000 34,790
Total Estonia (Cost $35,382) 34,790
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 2,805
Metso, 0.875%, 5/26/28  2,775,000 2,809
Total Finland (Cost $5,631) 5,614
FRANCE 5.6%
Corporate Bonds 1.5%
Altice France, 3.375%, 1/15/28 (1) 224,000 191
Altice France, 5.875%, 2/1/27 (1) 655,000 628
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,144
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,190
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,180
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,644
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 10,006
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,450
BPCE, 0.25%, 1/14/31  7,100,000 6,420
BPCE, 3.50%, 1/25/28  5,500,000 6,060
Credit Agricole, 0.875%, 1/14/32  1,000,000 901
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,538
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,293
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,316
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,751

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 8,293
Loxam, 6.375%, 5/15/28  3,795,000 4,221
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,435
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,130
Veolia Environnement, 1.25%, 4/2/27 (2) 2,000,000 2,100
Veolia Environnement, 1.94%, 1/7/30  5,700,000 5,851
101,742
Government Bonds 4.1%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 134,679,000 115,425
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 66,735,000 71,244
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 61,777,000 66,800
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 19,857,000 21,190
274,659
Total France (Cost $386,352) 376,401
GERMANY 4.3%
Corporate Bonds 1.4%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,748
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 15,379
Fresenius, 1.625%, 10/8/27  2,635,000 2,775
Fresenius, 5.00%, 11/28/29  5,200,000 6,028
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,063
Gruenenthal, 4.625%, 11/15/31 (1) 160,000 166
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 594
Gruenenthal, 6.75%, 5/15/30  3,500,000 3,922
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,674
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 11,114
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 4,678
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,735
ProGroup, 5.375%, 4/15/31 (1)(2) 2,755,000 2,883
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,028
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 2,944
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,689
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 9,539
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,377
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,467
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,761
93,564

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.9%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32  43,161,000 39,390
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  11,618,200 5,534
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  18,872,000 18,092
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  121,617,156 132,024
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,888
198,928
Total Germany (Cost $298,070) 292,492
GREECE 0.2%
Corporate Bonds 0.2%
Eurobank, VR, 3.25%, 3/12/30 (3) 12,450,000 13,313
Total Greece (Cost $12,796) 13,313
HUNGARY 0.2%
Government Bonds 0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,077
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  2,496,670,000 4,816
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 6,696
Total Hungary (Cost $15,802) 16,589
ICELAND 0.3%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,686
8,686
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  5,385,000 5,387
Republic of Iceland, 3.50%, 3/21/34 (EUR)  8,096,000 8,934
14,321
Total Iceland (Cost $24,353) 23,007
INDIA 2.1%
Government Bonds 2.1%
Republic of India, 6.54%, 1/17/32  2,261,080,000 26,500
Republic of India, 6.75%, 12/23/29  5,387,110,000 63,870
Republic of India, 7.26%, 8/22/32  4,423,240,000 54,039
Total India (Cost $141,933) 144,409

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 3.6%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,370
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,732
13,102
Government Bonds 3.4%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  32,797,000 36,034
Republic of Indonesia, 3.875%, 1/15/33 (EUR)  11,545,000 12,342
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 28,267
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  115,952,000,000 6,742
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,200
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  1,360,474,000,000 81,581
Republic of Indonesia, Series 101, 6.875%, 4/15/29  290,698,000,000 17,653
Republic of Indonesia, Series 103, 6.75%, 7/15/35  376,783,000,000 22,216
Republic of Indonesia, Series 106, 7.125%, 8/15/40  291,702,000,000 17,624
231,659
Total Indonesia (Cost $259,756) 244,761
IRELAND 0.1%
Corporate Bonds 0.0%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 2,784
2,784
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 1,991
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,895
6,886
Total Ireland (Cost $13,441) 9,670
ISRAEL 0.5%
Government Bonds 0.5%
State of Israel, 0.625%, 1/18/32 (EUR)  15,277,000 13,211
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 18,862
Total Israel (Cost $34,106) 32,073
ITALY 2.4%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,723
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 2,795

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,478
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,676
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,678
Inter Media and Communication, 6.75%, 2/9/27  5,254,531 5,740
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 12,656
Italgas, 1.625%, 1/19/27  2,570,000 2,734
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,353
Snam, 0.875%, 10/25/26  6,950,000 7,315
52,148
Government Bonds 1.6%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 27,422,000 29,564
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  29,785,000 22,312
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 50,649,155 55,917
107,793
Total Italy (Cost $169,299) 159,941
JAPAN 8.5%
Government Bonds 8.5%
Government of Japan, Series 16, 1.30%, 3/20/63  2,864,450,000 13,007
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  9,092,632,392 62,956
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  3,281,285,800 22,633
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  2,431,828,560 16,577
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  27,941,618,887 188,823
Government of Japan, Series 44, 1.70%, 9/20/44  11,836,050,000 72,896
Government of Japan, Series 74, 1.00%, 3/20/52  12,045,300,000 57,536
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 53,812
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 49,522
Government of Japan, Series 83, 2.20%, 6/20/54  5,344,550,000 33,549
Total Japan (Cost $669,845) 571,311
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  12,400,000 10,856
Total Kazakhstan (Cost $10,659) 10,856

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,557
MEGlobal, 2.625%, 4/28/28 (USD)  1,760,000 1,642
Total Kuwait (Cost $10,815) 10,199
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 89,890
Republic of Latvia, 3.875%, 5/22/29  15,752,000 17,689
Total Latvia (Cost $110,233) 107,579
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 19,302
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 42,408
Total Lithuania (Cost $59,970) 61,710
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,455
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,419
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 9,970
Logicor Financing, 0.875%, 1/14/31  7,100,000 6,466
Logicor Financing, 3.25%, 11/13/28  10,800,000 11,520
Total Luxembourg (Cost $34,551) 32,830
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  5,175,000 5,156
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 6,440,000 6,576
Sands China, 3.80%, 1/8/26 (USD)  7,500,000 7,425
Wynn Macau, 5.50%, 1/15/26 (USD) (2) 6,500,000 6,461
Total Macao (Cost $25,410) 25,618
MALAYSIA 3.4%
Government Bonds 3.4%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 40,528

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 17,820
Government of Malaysia, Series 0216, 4.736%, 3/15/46  368,940,000 91,291
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 5,877
Government of Malaysia, Series 0318, 4.642%, 11/7/33  159,376,000 38,264
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 34,237
Total Malaysia (Cost $222,574) 228,017
MEXICO 2.5%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,774
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 10,125,000 9,632
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 10,635,000 11,047
29,453
Government Bonds 2.0%
Mexican Udibonos, Series S, 4.00%, 8/24/34  752,555,712 34,296
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 18,104
United Mexican States, Series M, 7.50%, 5/26/33  493,709,000 21,757
United Mexican States, Series M, 7.75%, 11/23/34  326,217,000 14,358
United Mexican States, Series M, 8.50%, 5/31/29  996,115,000 48,136
136,651
Total Mexico (Cost $169,522) 166,104
MONTENEGRO 0.5%
Government Bonds 0.5%
Republic of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 23,655
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 12,390,000 12,716
Total Montenegro (Cost $36,271) 36,371
MOROCCO 1.0%
Government Bonds 1.0%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  8,780,000 9,347
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 26,280,000 28,363
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 28,016
Total Morocco (Cost $65,606) 65,726
NETHERLANDS 0.5%
Corporate Bonds 0.5%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 125
ING Groep, VR, 0.375%, 9/29/28 (3) 2,800,000 2,835
ING Groep, VR, 1.25%, 2/16/27 (3) 8,800,000 9,384

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ING Groep, VR, 4.75%, 5/23/34 (3) 6,000,000 6,853
NN Group, 1.625%, 6/1/27  2,575,000 2,736
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,685
VZ Secured Financing, 3.50%, 1/15/32 (2) 3,900,000 3,753
Ziggo, 2.875%, 1/15/30  2,720,000 2,664
Total Netherlands (Cost $30,654) 31,035
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,893
Total New Zealand (Cost $8,581) 8,893
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,146
Total North Macedonia (Cost $5,770) 6,146
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 6,846
Total Norway (Cost $6,653) 6,846
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  14,318,000 3,551
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 3,797
Total Peru (Cost $6,870) 7,348
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,579
Total Philippines (Cost $5,103) 4,579
POLAND 2.8%
Government Bonds 2.8%
Republic of Poland, 3.125%, 10/22/31 (EUR)  26,500,000 28,646
Republic of Poland, 3.875%, 10/22/39 (EUR)  31,100,000 32,698
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  21,350,000 23,368

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 1034, 5.00%, 10/25/34  435,756,000 106,652
Total Poland (Cost $188,574) 191,364
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (3) 5,800,000 6,177
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 3,500,000 3,695
Total Portugal (Cost $9,151) 9,872
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  6,400,000 4,799
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,932
QNB Finance, 4.875%, 1/30/29 (USD)  3,525,000 3,547
Total Qatar (Cost $16,423) 16,278
ROMANIA 0.1%
Corporate Bonds 0.1%
RCS & RDS, 3.25%, 2/5/28 (EUR)  6,300,000 6,625
Total Romania (Cost $6,194) 6,625
SAUDI ARABIA 0.6%
Government Bonds 0.6%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 37,803
Total Saudi Arabia (Cost $36,966) 37,803
SERBIA 1.2%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 3,307
3,307
Government Bonds 1.1%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 19,933
Republic of Serbia, 1.50%, 6/26/29 (EUR)  13,215,000 12,788
Republic of Serbia, 3.125%, 5/15/27 (EUR)  40,220,000 42,951
75,672
Total Serbia (Cost $82,256) 78,979

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 1.3%
Government Bonds 1.3%
Republic of Singapore, 0.50%, 11/1/25  44,175,000 32,474
Republic of Singapore, 2.375%, 6/1/25  32,070,000 23,855
Republic of Singapore, 2.875%, 7/1/29  40,189,000 30,344
Total Singapore (Cost $82,942) 86,673
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 14,085,000 12,991
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,397
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,590
Total Slovenia (Cost $28,030) 24,978
SOUTH AFRICA 0.8%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,471
6,471
Government Bonds 0.7%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  1,033,187,000 50,456
50,456
Total South Africa (Cost $57,642) 56,927
SOUTH KOREA 0.3%
Corporate Bonds 0.3%
GS Caltex, 1.625%, 7/27/25 (USD)  5,400,000 5,350
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 12,121
Total South Korea (Cost $17,399) 17,471
SPAIN 2.7%
Corporate Bonds 1.3%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,685
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,106
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 6,824
Banco de Sabadell, VR, 5.00% (3)(4) 4,600,000 4,924
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,633
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 5,818
CaixaBank, 3.75%, 9/7/29  9,300,000 10,350

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CaixaBank, VR, 0.75%, 5/26/28 (3) 2,700,000 2,792
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 3,001
Cellnex Telecom, 1.75%, 10/23/30  13,000,000 12,768
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 4,984
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 5,837
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,828
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,375
88,925
Government Bonds 1.4%
Kingdom of Spain, 0.00%, 1/31/28  77,639,000 78,659
Kingdom of Spain, 1.90%, 10/31/52 (1) 25,872,000 18,054
96,713
Total Spain (Cost $182,046) 185,638
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,320
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,720
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,418
Total Sri Lanka (Cost $12,119) 14,458
SWEDEN 0.6%
Corporate Bonds 0.2%
Autoliv, 4.25%, 3/15/28 (EUR) (2) 2,365,000 2,635
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 2,858
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,721
Verisure Holding, 9.25%, 10/15/27 (EUR)  2,880,000 3,256
10,470
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  285,921,857 26,998
26,998
Total Sweden (Cost $36,422) 37,468
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,628
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,877
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 7,280

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,429
Total Switzerland (Cost $21,377) 23,214
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,619
Total Tanzania (Cost $9,428) 9,619
THAILAND 1.5%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 6,994
6,994
Government Bonds 1.4%
Kingdom of Thailand, 2.05%, 4/17/28  1,043,000,000 31,076
Kingdom of Thailand, 2.50%, 11/17/29  1,653,121,000 50,420
Kingdom of Thailand, 2.80%, 6/17/34  364,000,000 11,458
92,954
Total Thailand (Cost $99,918) 99,948
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
DP World, 5.25%, 12/24/29 (USD)  17,900,000 18,072
Total United Arab Emirates (Cost $17,900) 18,072
UNITED KINGDOM 4.9%
Corporate Bonds 2.3%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 5,142
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 2,695,000 2,813
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,204
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,028
Heathrow Funding, 2.75%, 10/13/29  8,360,000 9,733
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 10,715,000 11,975
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,565
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 452
Kane Bidco, 5.00%, 2/15/27 (EUR)  8,420,000 9,035
Legal & General Group, VR, 5.375%, 10/27/45 (3) 5,685,000 7,353
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 2,751
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,214
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,345,000 6,792

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,699
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 5,205
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 1,973
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 5,075,000 5,193
Next Group, 3.625%, 5/18/28  7,491,000 9,322
Next Group, 4.375%, 10/2/26  982,000 1,256
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 6,475,000 6,398
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 3,962
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 5,300,000 5,802
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,043
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,713
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 6,670,000 7,185
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,569
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,585
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,616
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,145
151,723
Government Bonds 2.6%
United Kingdom Gilt, 3.25%, 1/22/44  73,679,000 73,351
United Kingdom Gilt, 4.25%, 12/7/46  69,141,797 78,257
United Kingdom Gilt, 4.375%, 7/31/54  22,355,000 25,065
176,673
Total United Kingdom (Cost $334,358) 328,396
UNITED STATES 4.5%
Corporate Bonds 4.3%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,758
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,424
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,955
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 14,664
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,416
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 2,756
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,517
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 3,825
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,549
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,159
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 11,326
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,706
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,122

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,053
Duke Energy, 3.75%, 4/1/31 (EUR)  8,800,000 9,509
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 10,140
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 2,815
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,784
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 174
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,135
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,275
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,669
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  13,525,000 15,174
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,642
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,422
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 3,909
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 8,823
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,776
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 2,759
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,948
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 738
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 10,234
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,732
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,919
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 5,140
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 11,492
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,355
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,708
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,248
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,871
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,823
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 857
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,806
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 9,145,000 10,086
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 2,780
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,016
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,763
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,870
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,578
VF, 4.25%, 3/7/29 (EUR)  4,355,000 4,650
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 2,785
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,452
293,087

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (5) 19,438,040 12,173
12,173
Total United States (Cost $313,859) 305,260
SHORT-TERM INVESTMENTS 6.5%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 249,785,156 249,785
249,785
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills, 4.241%, 4/17/25 (8) 190,700,000 190,340
190,340
Total Short-Term Investments (Cost $440,127) 440,125
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 21,578,777 21,579
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 21,579
Total Securities Lending Collateral (Cost $21,579) 21,579
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / CAD,
Call, 12/16/25 @
CAD1.40 (9) 1 168,000 4,407
Bank of America
USD / CAD,
Put, 12/16/25 @
CAD1.40 (9) 1 168,000 2,388
Bank of America
USD / GBP,
Call, 12/16/25 @
USD1.27 (9) 1 168,000 2,993

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / GBP,
Put, 12/16/25 @
USD1.27 (9) 1 168,000 6,027
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually, Receive
Variable 2.34%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (9) 1 170,730 10,565
Citibank
10 Year Interest
Rate Swap,
12/18/36 Receive
Fixed 2.27%
Annually, Pay
Variable 2.34%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (9) 1 170,730 3,326
Goldman Sachs
USD / KRW,
Put, 4/24/25 @
KRW1,440.00 (9) 1 135,130 243
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (9) 1 35,175 104
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (9) 1 106,161 314
Total Options Purchased (Cost $32,646) 30,367
Total Investments in Securities  102.4%
(Cost $7,101,308) $ 6,919,086
Other Assets Less Liabilities (2.4)% (162,424)
Net Assets 100.0% $ 6,756,662

T. ROWE PRICE International Bond Fund (USD Hedged)

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,095,132 and represents 16.2% of net assets.
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(6) Seven-day yield
(7) Affiliated Companies
(8) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE International Bond Fund (USD Hedged)

MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 255 (297) 552
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 6,635 16 (16) 32
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 2,801 7 (5) 12
Total Greece (318) 596
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 163 93 70
Total Vietnam 93 70
Total Bilateral Credit Default Swaps, Protection
Sold (225) 666
Total Bilateral Swaps (225) 666

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 134,570 2,719 3,837 (1,118)
Total United States (1,118)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,118)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S43, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/30 43,790 3,625 3,846 (221)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 309,260 (3,188) (1,791) (1,397)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 282,770 5,524 5,996 (472)
Total Foreign/Europe (2,090)
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 3,700 40 39 1
Total Greece 1
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 * 4,592 788 744 44
Total Spain 44
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2,045)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.1%
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 (1,087) — (1,087)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 35 — 35
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 114 — 114
Total China (938)
Foreign/Europe 0.0%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 2,138 — 2,138
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 1,045 — 1,045
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.656% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 990 — 990
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 (1,398) — (1,398)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.422% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (1,076) — (1,076)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.514% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (1,632) — (1,632)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/55 46,110 4,039 — 4,039
Total Foreign/Europe 4,106
India 0.0%
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 3,332,000 697 — 697
Total India 697
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.296% (JPY TONA) Annually, 8/10/28 14,299,120 1,629 — 1,629
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
0.355% (JPY TONA) Annually, 11/27/28 1,750,000 173 — 173
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.234% (JPY TONA) Annually, 5/2/29 6,082,968 503 — 503
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.477% (JPY TONA) Annually, 2/11/30 12,962,263 306 — 306
Total Japan 2,611
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
9.500% (MXIBTIIE) 28 Days, 1/24/35 563,500 (1,251) — (1,251)
Total Mexico (1,251)
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.651% (GBP SONIA) Annually, 11/9/26 231,500 295 — 295
Total United Kingdom 295
Total Centrally Cleared Interest Rate Swaps 5,520

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 369 — 369
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 120 — 120
Total Foreign/Europe 489
Total Centrally Cleared Zero-Coupon Inflation
Swaps 489
Total Centrally Cleared Swaps 2,846
Net payments (receipts) of variation margin to date (3,336)
Variation margin receivable (payable) on centrally cleared swaps $ (490)
* Credit ratings as of March 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $65.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/11/25 USD 29,739 IDR 484,891,904 $ 538
Bank of America 4/17/25 USD 56,338 HUF 20,704,256 808
Bank of America 4/17/25 USD 36,281 HUF 14,072,307 (1,462)
Bank of America 4/17/25 ZAR 612,972 USD 32,868 519
Bank of America 4/18/25 TRY 513,340 USD 13,263 (70)
Bank of America 4/24/25 USD 52,158 AUD 84,762 (815)
Bank of America 4/25/25 JPY 5,890,076 USD 38,881 499
Bank of America 4/25/25 USD 71,995 EUR 65,658 903
Bank of America 4/25/25 USD 41,964 JPY 6,298,969 (150)
Bank of America 5/16/25 USD 6,205 PLN 25,240 (301)
Bank of America 6/6/25 USD 59,808 COP 249,622,551 660
Bank of America 6/6/25 USD 57,274 THB 1,918,705 447
Bank of America 6/9/25 MYR 29,998 USD 6,800 (16)
Bank of America 6/9/25 USD 3,224 MYR 14,231 6
Bank of America 6/9/25 USD 242,110 MYR 1,072,573 (453)
Barclays Bank 4/11/25 IDR 879,775,321 USD 53,950 (968)
Barclays Bank 4/16/25 MXN 236,133 USD 11,521 (8)
Barclays Bank 4/17/25 USD 28,411 ZAR 533,358 (639)
Barclays Bank 4/24/25 USD 830 AUD 1,335 (4)
Barclays Bank 4/24/25 USD 358 NZD 622 5
Barclays Bank 4/24/25 USD 3,140 NZD 5,636 (61)
Barclays Bank 4/25/25 CAD 4,213 USD 2,941 (10)
Barclays Bank 4/25/25 CHF 767 USD 858 11
Barclays Bank 4/25/25 CHF 3,187 USD 3,644 (30)
Barclays Bank 4/25/25 JPY 81,323 USD 540 4
Barclays Bank 4/25/25 NOK 24,123 USD 2,240 53
Barclays Bank 4/25/25 USD 1,023 CAD 1,488 (12)
Barclays Bank 4/25/25 USD 576 CHF 518 (11)
Barclays Bank 4/25/25 USD 71,899 EUR 68,261 (2,011)
Barclays Bank 4/25/25 USD 2,568 JPY 390,225 (41)
Barclays Bank 4/25/25 USD 32,849 NOK 373,891 (2,690)
Barclays Bank 5/16/25 USD 2,108 PLN 8,136 11
Barclays Bank 5/23/25 GBP 690 USD 890 1
Barclays Bank 5/23/25 USD 323 EUR 296 2
Barclays Bank 5/23/25 USD 19,893 EUR 18,902 (606)
Barclays Bank 5/23/25 USD 72,294 GBP 55,909 78
Barclays Bank 5/30/25 SEK 4,719 USD 474 (3)
BNP Paribas 4/11/25 IDR 221,490,684 USD 13,546 (207)
BNP Paribas 4/11/25 KRW 52,003,228 USD 35,884 (560)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/11/25 USD 69,808 TWD 2,294,039 $ 704
BNP Paribas 4/17/25 CZK 357,116 USD 14,750 727
BNP Paribas 5/16/25 PLN 141,147 USD 35,409 973
BNP Paribas 5/16/25 USD 49,701 PLN 196,775 (1,020)
BNP Paribas 5/23/25 EUR 7,121 USD 7,794 (71)
BNP Paribas 5/23/25 USD 449 EUR 415 (1)
BNP Paribas 5/23/25 USD 360 GBP 278 1
BNP Paribas 5/30/25 USD 287 SEK 2,896 (2)
BNP Paribas 6/20/25 EUR 8,006 USD 8,659 37
BNY Mellon 4/24/25 AUD 388 USD 245 (3)
BNY Mellon 4/25/25 CAD 623 USD 438 (4)
BNY Mellon 4/25/25 CHF 127 USD 142 2
BNY Mellon 4/25/25 USD 325 JPY 48,687 —
Canadian Imperial Bank
of Commerce 4/25/25 CAD 89,869 USD 62,829 (303)
Citibank 4/11/25 USD 73,665 IDR 1,210,969,182 737
Citibank 4/17/25 HUF 7,095,434 USD 17,821 1,209
Citibank 4/17/25 RON 19,441 USD 4,248 (28)
Citibank 4/17/25 USD 6,216 CZK 143,006 19
Citibank 4/17/25 USD 71,271 RON 341,443 (2,861)
Citibank 4/17/25 USD 61,641 ZAR 1,179,091 (2,581)
Citibank 4/17/25 ZAR 171,591 USD 9,188 158
Citibank 4/18/25 TRY 827,218 USD 21,453 (193)
Citibank 4/24/25 NZD 671 USD 383 (2)
Citibank 4/24/25 USD 4,474 AUD 7,075 53
Citibank 4/24/25 USD 469 NZD 812 8
Citibank 4/25/25 CAD 27,209 USD 19,091 (160)
Citibank 4/25/25 JPY 1,436,452 USD 9,335 269
Citibank 4/25/25 USD 1,967 CAD 2,813 10
Citibank 4/25/25 USD 460 CHF 404 2
Citibank 4/25/25 USD 211 JPY 31,469 1
Citibank 4/25/25 USD 35,719 JPY 5,478,161 (907)
Citibank 4/25/25 USD 604 NOK 6,335 2
Citibank 4/25/25 USD 2,961 NOK 33,195 (194)
Citibank 5/9/25 UAH 605,335 USD 13,916 549
Citibank 5/13/25 EGP 491,287 USD 9,412 95
Citibank 5/13/25 USD 9,252 EGP 491,287 (255)
Citibank 5/16/25 USD 6,206 PLN 23,955 31
Citibank 5/23/25 USD 120,677 EUR 111,749 (511)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 5/23/25 USD 1,262 GBP 1,003 $ (33)
Citibank 5/30/25 SEK 33,358 USD 3,321 10
Citibank 5/30/25 USD 276 SEK 2,917 (15)
Citibank 6/6/25 THB 169,487 USD 5,057 (37)
Citibank 6/11/25 EGP 377,278 USD 7,248 (43)
Citibank 6/13/25 USD 86,729 SGD 115,724 263
Citibank 9/11/25 EGP 601,081 USD 10,957 79
Citibank 9/11/25 EGP 706,147 USD 13,070 (104)
Citibank 9/11/25 USD 9,958 EGP 551,787 (173)
Citibank 9/24/25 EGP 253,825 USD 4,667 (32)
Deutsche Bank 4/11/25 IDR 561,897,574 USD 34,771 (932)
Deutsche Bank 4/11/25 INR 3,222,087 USD 37,040 622
Deutsche Bank 4/11/25 PEN 78,052 USD 21,018 221
Deutsche Bank 4/11/25 USD 34,905 TWD 1,147,054 352
Deutsche Bank 4/17/25 HUF 13,608,690 USD 35,312 1,188
Deutsche Bank 4/24/25 AUD 8,630 USD 5,442 (49)
Deutsche Bank 4/25/25 EUR 34,154 USD 36,851 129
Deutsche Bank 5/9/25 USD 5,197 CLP 4,928,663 8
Deutsche Bank 5/30/25 SEK 9,156 USD 908 7
Deutsche Bank 6/3/25 USD 40,055 BRL 236,558 (855)
Deutsche Bank 7/11/25 USD 72,446 INR 6,264,844 (330)
Goldman Sachs 4/11/25 IDR 2,238,958,364 USD 135,056 (220)
Goldman Sachs 4/11/25 INR 7,527,954 USD 87,636 356
Goldman Sachs 4/11/25 TWD 1,770,191 USD 53,589 (265)
Goldman Sachs 4/11/25 USD 59,649 IDR 969,784,022 1,246
Goldman Sachs 4/11/25 USD 19,339 INR 1,676,486 (257)
Goldman Sachs 4/11/25 USD 34,803 KRW 50,979,284 175
Goldman Sachs 4/16/25 USD 39,187 MXN 822,068 (895)
Goldman Sachs 4/17/25 CZK 62,407 USD 2,717 (13)
Goldman Sachs 4/25/25 EUR 2,877 USD 3,013 101
Goldman Sachs 4/25/25 USD 2,981 CAD 4,284 —
Goldman Sachs 4/25/25 USD 998 EUR 953 (34)
Goldman Sachs 5/23/25 USD 10,313 EUR 9,874 (396)
Goldman Sachs 6/3/25 BRL 204,911 USD 35,327 109
Goldman Sachs 6/6/25 USD 144,910 THB 4,863,024 880
Goldman Sachs 6/13/25 CNH 57,544 USD 7,937 23
Goldman Sachs 7/11/25 USD 134,415 IDR 2,238,958,364 677
Goldman Sachs 7/11/25 USD 81,721 INR 7,061,650 (310)
HSBC Bank 4/17/25 USD 34,816 CZK 854,639 (2,222)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/24/25 USD 1,339 AUD 2,108 $ 21
HSBC Bank 4/24/25 USD 35,477 AUD 56,825 (37)
HSBC Bank 4/25/25 JPY 5,393,969 USD 34,674 1,389
HSBC Bank 4/25/25 JPY 8,082,172 USD 54,732 (696)
HSBC Bank 4/25/25 USD 844,208 EUR 815,830 (39,138)
HSBC Bank 6/6/25 USD 43,019 THB 1,441,010 341
HSBC Bank 6/9/25 MYR 39,154 USD 8,866 (11)
HSBC Bank 6/13/25 CNH 497,780 USD 68,938 (80)
HSBC Bank 6/20/25 USD 933,097 EUR 847,648 12,360
HSBC Bank 9/12/25 CNH 497,780 USD 69,344 (59)
HSBC Bank 9/12/25 USD 263,901 CNH 1,892,778 449
JPMorgan Chase 4/17/25 USD 60,166 CZK 1,480,715 (4,004)
JPMorgan Chase 4/25/25 CHF 961 USD 1,091 (2)
JPMorgan Chase 4/25/25 NOK 26,346 USD 2,462 43
JPMorgan Chase 4/25/25 NOK 14,448 USD 1,377 (3)
JPMorgan Chase 5/23/25 GBP 2,244 USD 2,906 (7)
JPMorgan Chase 5/30/25 SEK 3,885 USD 386 2
JPMorgan Chase 5/30/25 SEK 6,182 USD 618 (1)
JPMorgan Chase 6/20/25 EUR 1,573 USD 1,709 —
Morgan Stanley 4/16/25 MXN 121,254 USD 5,858 54
Morgan Stanley 4/24/25 AUD 1,849 USD 1,149 7
Morgan Stanley 4/24/25 USD 2,164 AUD 3,484 (13)
Morgan Stanley 4/25/25 USD 58,655 JPY 8,936,766 (1,095)
Morgan Stanley 5/23/25 EUR 54,614 USD 59,530 (303)
Morgan Stanley 5/23/25 USD 18,683 EUR 17,140 95
Morgan Stanley 6/3/25 USD 32,676 BRL 189,788 (145)
Morgan Stanley 6/13/25 CNH 171,917 USD 23,750 31
Nomura Securities
International 6/6/25 THB 83,984 USD 2,493 (6)
RBC Dominion
Securities 4/11/25 USD 17,037 PEN 64,482 (510)
RBC Dominion
Securities 4/24/25 AUD 139,929 USD 88,496 (1,045)
RBC Dominion
Securities 4/25/25 CAD 100,579 USD 69,893 85
RBC Dominion
Securities 4/25/25 CAD 101,572 USD 71,053 (384)
RBC Dominion
Securities 4/25/25 EUR 62,224 USD 67,270 104

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 4/25/25 JPY 12,999,967 USD 87,030 $ (114)
RBC Dominion
Securities 4/25/25 USD 73,450 CAD 105,566 2
RBC Dominion
Securities 4/25/25 USD 322 JPY 47,779 3
RBC Dominion
Securities 4/25/25 USD 53,960 JPY 8,212,052 (945)
RBC Dominion
Securities 5/23/25 USD 278,516 GBP 221,254 (7,270)
RBC Dominion
Securities 6/6/25 USD 31,131 COP 128,593,435 660
Societe Generale 4/11/25 USD 50,888 INR 4,427,467 (864)
Societe Generale 4/25/25 EUR 5,218 USD 5,672 (22)
Societe Generale 5/9/25 USD 2,925 CLP 2,687,003 96
Societe Generale 5/9/25 USD 11,000 CLP 10,481,612 (37)
Societe Generale 6/3/25 USD 17,213 BRL 100,009 (83)
Standard Chartered 4/11/25 KRW 52,341,761 USD 36,342 (789)
Standard Chartered 4/11/25 USD 35,548 INR 3,127,016 (1,003)
Standard Chartered 5/9/25 USD 11,908 CLP 11,046,608 277
Standard Chartered 5/23/25 EUR 7,163 USD 7,534 234
Standard Chartered 5/23/25 USD 705,267 EUR 670,563 (21,936)
Standard Chartered 5/30/25 USD 46,182 SEK 487,277 (2,472)
State Street 4/11/25 USD 17,502 INR 1,519,073 (254)
State Street 4/11/25 USD 2,629 KRW 3,845,535 17
State Street 4/16/25 MXN 963,442 USD 46,763 212
State Street 4/16/25 MXN 256,263 USD 12,739 (244)
State Street 4/17/25 HUF 12,233,492 USD 30,333 2,478
State Street 4/17/25 USD 11,603 CZK 267,499 10
State Street 4/17/25 USD 2,185 CZK 53,450 (131)
State Street 4/24/25 AUD 28,667 USD 17,982 (66)
State Street 4/24/25 NZD 313 USD 180 (2)
State Street 4/24/25 USD 72,425 AUD 116,609 (452)
State Street 4/24/25 USD 756 NZD 1,349 (10)
State Street 4/25/25 CAD 3,494 USD 2,429 2
State Street 4/25/25 CAD 20,248 USD 14,141 (53)
State Street 4/25/25 EUR 70,159 USD 75,451 514
State Street 4/25/25 EUR 135,322 USD 146,750 (229)
State Street 4/25/25 JPY 7,279,293 USD 48,153 515
State Street 4/25/25 JPY 15,913,656 USD 106,587 (191)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/25/25 USD 153,685 CAD 219,572 $ 918
State Street 4/25/25 USD 4,037 CAD 5,845 (30)
State Street 4/25/25 USD 315 EUR 290 1
State Street 4/25/25 USD 4,720 EUR 4,365 (6)
State Street 4/25/25 USD 698,468 JPY 107,837,096 (22,512)
State Street 4/25/25 USD 636 NOK 7,139 (43)
State Street 5/16/25 PLN 6 USD 1 —
State Street 5/16/25 PLN 24,987 USD 6,473 (33)
State Street 5/23/25 EUR 68,203 USD 73,326 638
State Street 5/23/25 GBP 1,862 USD 2,411 (6)
State Street 5/30/25 SEK 27,911 USD 2,797 (10)
State Street 6/3/25 USD 3,013 BRL 17,269 26
State Street 6/13/25 CNH 103,870 USD 14,376 (8)
State Street 7/11/25 INR 752,098 USD 8,709 28
Toronto-Dominion Bank 4/25/25 USD 650,582 CAD 931,959 2,170
Toronto-Dominion Bank 4/25/25 USD 32,515 CAD 46,802 (47)
Toronto-Dominion Bank 4/25/25 USD 251 CHF 221 1
Toronto-Dominion Bank 5/9/25 USD 7,731 CLP 7,390,537 (51)
Toronto-Dominion Bank 6/13/25 CNH 10,289 USD 1,426 (3)
UBS Investment Bank 4/11/25 USD 76,086 IDR 1,236,476,834 1,622
UBS Investment Bank 4/16/25 MXN 1,531,143 USD 74,045 610
UBS Investment Bank 4/16/25 USD 58,755 MXN 1,202,845 106
UBS Investment Bank 4/17/25 CZK 860,342 USD 36,039 1,246
UBS Investment Bank 4/24/25 NZD 4,987 USD 2,805 28
UBS Investment Bank 4/24/25 USD 2,019 AUD 3,195 22
UBS Investment Bank 4/24/25 USD 2,167 AUD 3,510 (26)
UBS Investment Bank 4/24/25 USD 1,077 NZD 1,903 (4)
UBS Investment Bank 4/25/25 CHF 31,762 USD 35,377 632
UBS Investment Bank 4/25/25 CHF 445 USD 507 (3)
UBS Investment Bank 4/25/25 JPY 10,672,235 USD 72,581 (1,229)
UBS Investment Bank 4/25/25 NOK 10,026 USD 938 15
UBS Investment Bank 4/25/25 NOK 8,136 USD 774 (1)
UBS Investment Bank 4/25/25 USD 7,118 CAD 10,216 11
UBS Investment Bank 4/25/25 USD 710 CAD 1,040 (13)
UBS Investment Bank 4/25/25 USD 66,398 CHF 58,452 130
UBS Investment Bank 4/25/25 USD 107,307 CHF 96,800 (2,436)
UBS Investment Bank 4/25/25 USD 39,484 EUR 36,474 (8)
UBS Investment Bank 4/25/25 USD 93,419 JPY 13,895,185 519
UBS Investment Bank 4/25/25 USD 3,248 NOK 36,136 (186)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/9/25 CLP 35,206,777 USD 36,971 $ 100
UBS Investment Bank 5/9/25 USD 27,330 CLP 27,052,705 (1,155)
UBS Investment Bank 5/23/25 EUR 2,365 USD 2,580 (15)
UBS Investment Bank 5/23/25 USD 549 GBP 434 (12)
UBS Investment Bank 5/30/25 USD 578 SEK 6,160 (37)
UBS Investment Bank 6/6/25 THB 207,832 USD 6,133 22
UBS Investment Bank 6/13/25 USD 262,634 CNH 1,892,778 807
UBS Investment Bank 7/11/25 USD 51,352 IDR 855,223,770 268
Wells Fargo 4/11/25 PEN 200,150 USD 53,070 1,394
Wells Fargo 4/11/25 USD 64,178 PEN 242,026 (1,682)
Wells Fargo 4/16/25 USD 166,933 MXN 3,521,508 (4,769)
Wells Fargo 5/9/25 CLP 5,131,644 USD 5,495 (92)
Wells Fargo 5/9/25 USD 20,714 CLP 19,763,566 (96)
Wells Fargo 6/3/25 USD 15,097 BRL 87,977 (118)
Wells Fargo 6/6/25 COP 156,927,806 USD 37,741 (557)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (99,440)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 252 Commonwealth of Australia ten year
bond contracts 6/25 17,740 $ 78
Long, 783 Commonwealth of Australia three year
bond contracts 6/25 52,108 128
Short, 197 Euro BOBL contracts 6/25 (25,091) (31)
Long, 396 Euro BTP contracts 6/25 50,321 (820)
Short, 1,245 Euro BUND contracts 6/25 (173,433) (106)
Long, 20 Euro OAT contracts 6/25 2,653 (47)
Short, 205 Government of Canada ten year bond
contracts 6/25 (17,686) (71)
Long, 1,196 Republic of South Korea ten year
bond contracts 6/25 96,898 (141)
Short, 1,442 Republic of South Korea three year
bond contracts 6/25 (104,754) 36
Short, 393 U.K. Gilt ten year contracts 6/25 (46,547) 22
Short, 238 U.S. Treasury Notes five year contracts 6/25 (25,741) (114)
Short, 276 Ultra U.S. Treasury Bonds contracts 6/25 (33,741) 463
Short, 401 Ultra U.S. Treasury Notes ten year
contracts 6/25 (45,764) (147)
Net payments (receipts) of variation margin to date 982
Variation margin receivable (payable) on open futures contracts $ 232

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 1,417++
Totals $ —# $ — $ 1,417+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 176,234  ¤  ¤ $ 271,364
Total $ 271,364^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,417 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $271,364.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund (USD Hedged)

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,427,015 $ — $ 6,427,015
Short-Term Investments 249,785 190,340 — 440,125
Securities Lending Collateral 21,579 — — 21,579
Options Purchased — 30,367 — 30,367
Total Securities 271,364 6,647,722 — 6,919,086
Swaps* — 12,939 — 12,939
Forward Currency Exchange
Contracts — 47,893 — 47,893
Futures Contracts* 727 — — 727
Total $ 272,091 $ 6,708,554 $ — $ 6,980,645
Liabilities
Swaps* $ — $ 9,652 $ — $ 9,652
Forward Currency Exchange
Contracts — 147,333 — 147,333
Futures Contracts* 1,477 — — 1,477
Total $ 1,477 $ 156,985 $ — $ 158,462
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1114-054Q1 03/25